INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Reconciliation of income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of income tax expense
Income (loss) before income tax expense	$ (587,944)	$ (722,915)	$ 262,399
Non-taxable items - Earnings from associates and joint ventures	1,888	(2,550)	(2,398)
Non-taxable items - Impairment of Goodwill charges		759,722	4,045
Non-taxable items - Other	1,299	4,771	(6,901)
Restatement in current currency of Equity, goodwill and others	1,016,337	779,531	616,961
Subtotal	$ 431,580	$ 818,559	$ 874,106
Effective income tax rate	33.65%	34.41%	34.34%
Income tax expense at statutory tax rate of each subsidiary	$ (145,208)	$ (281,689)	$ (300,149)
Deferred tax liability restatement in current currency and others	924,425	674,272	357,714
Income tax inflation adjustment	(429,765)	(306,768)	(254,280)
Actions for recourse		(3)	44
Income tax on cash dividends of foreign companies	(11,195)	(3,276)	(5,434)
Income tax benefit (expense)	338,257	82,536	(202,105)
Income tax affidavit adjustment	(571)	57,891
Effect of change in the income tax rate			$ (357,066)
Income tax - Actions for recourse filed with the Tax Authority
Amount of claim filed during 2015 and 2021	2,039
Non-current tax credit	888
Income tax charge for the period includes minimum charge		7,517
Income Tax Affidavit Adjustment	(571)	$ 57,891
Current currency
Income tax - Actions for recourse filed with the Tax Authority
Income tax charge for the period includes minimum charge	$ 39,287
Minimum
Income tax - Actions for recourse filed with the Tax Authority
Percentage of company income charged for tax	100.00%
Maximum
Income tax - Actions for recourse filed with the Tax Authority
Percentage of company income charged for tax	146.60%